EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net income attributable to ordinary shareholders, basic and diluted	$ 31,494	$ 28,998
Denominator:
Weighted-average ordinary shares outstanding, basic	45,898,551	51,196,507
Employee stock options, RSUs and PSUs	853,848	1,953,054
Weighted average ordinary shares outstanding, diluted	46,752,399	53,149,561
Net income per share attributable to ordinary shareholders, basic	$ 0.69	$ 0.57
Net income per share attributable to ordinary shareholders, diluted	$ 0.67	$ 0.55